Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 5.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	93.40%
Innovator Equity Defined Protection ETF™ - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 586.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Innovator Equity Defined Protection ETF™ - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 630.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)